SCHEDULE OF WARRANTS FAIR VALUE ESTIMATION ASSUMPTIONS (Details)	Dec. 31, 2022 $ / shares	Dec. 09, 2022	Aug. 09, 2022 $ / shares	Jul. 01, 2022 $ / shares	Nov. 05, 2021 $ / shares	Sep. 24, 2021 $ / shares	Jul. 02, 2021 $ / shares
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years		5 years					3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3,477.60
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	2,400.00
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	2,760.00
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years						3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	110.0
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.5
Share Subscription Facility [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants							3,477.60
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	14.40
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	1,029.60
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants							2,402.40
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	16.80
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	1,080.00
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	1.0
Expected term years	1 year 6 months 21 days
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.5
Expected term years	2 years 5 months 26 days
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants							110.0
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	108.2
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	125.3
Share Subscription Facility [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants							0.5
Liability Classified Warrants Grant Date [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			127.20	136.80	540.00	1,077.60
Liability Classified Warrants Grant Date [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			170.04	170.04	1,831.20	1,831.20
Liability Classified Warrants Grant Date [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years			5 years	5 years	5 years	5 years
Liability Classified Warrants Grant Date [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			102.8	98.9	94.1	94.1
Liability Classified Warrants Grant Date [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			3.0	2.9	1.0	1.0
Liability Classified Warrants Remeasured [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	9.36
Liability Classified Warrants Remeasured [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	187.20
Liability Classified Warrants Remeasured [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years 9 months
Liability Classified Warrants Remeasured [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years 10 months 6 days
Liability Classified Warrants Remeasured [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	140.9
Liability Classified Warrants Remeasured [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	141.1
Liability Classified Warrants Remeasured [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.2
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	9.36
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	24.12
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 6 months
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 7 months 9 days
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	138.0
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	139.4
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.0